Subsequent Events	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available for issuance and determined that there were no subsequent events that would require adjustment or disclosure.

On January 14, 2022, the underwriters partially exercised the Over-allotment option and purchased 227,686 additional Units (the “Over-allotment Units”), generating gross proceeds of $2,276,860. Upon the closing of the Over-allotment on January 14, 2022, the Company consummated a private sale of an additional 4,554 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $45,540. Additional offering cost of $125,227 was incurred with the Overallotment in January 2022 and was also charged against additional paid-in capital in January 2022. In connection with the partial exercise of the Over-allotment option, the Initial Stockholders forfeited 224,328 Founder Shares.

(2)    Financial Statement Schedules

All financial statement schedules are omitted because they are not applicable or the amounts are immaterial and not required, or the required information is presented in the financial statements and notes beginning on F-1 on this Report.

(3)    Exhibits

We hereby file as part of this Report the exhibits listed in the attached Exhibit Index. Exhibits which are incorporated herein by reference can be inspected on the SEC website at www.sec.gov.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 19, 2022, the Company formed WTMA Merger Subsidiary Corp., as a direct and wholly owned subsidiary of the Company incorporated in Delaware to be the Merger Sub under the Merger Agreement entered into by the Company on October 31, 2022.

Merger Agreement

On October 31, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, WTMA Merger Subsidiary Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company ( “Merger Sub”), and WaveTech Group, Inc., a Delaware corporation ( “WaveTech” or the “Target”).

The Merger & Consideration

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”):

(i)     prior to the effective time of the Merger, each share of the Series A preferred stock of WaveTech, par value $0.01 per share (the “WaveTech Preferred Stock”) will be converted into one share of common stock of WaveTech, par value $0.01 per share (the “WaveTech Common Stock”) (such conversion, the “WaveTech Preferred Conversion”);

(ii)    at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), Merger Sub will merge with and into WaveTech, the separate corporate existence of Merger Sub will cease and WaveTech will continue as the surviving corporation and a wholly owned subsidiary of WTMA (the “Merger”);

(iii)   as a result of the Merger, among other things, all outstanding shares of capital stock of WaveTech (after giving effect to the WaveTech Preferred Conversion) (other than (A) treasury shares, (B) dissenting shares and (C) shares of capital stock of WaveTech subject to stock awards) will be canceled and converted into the right to receive newly issued shares of common stock, par value $0.0001 per share, of the Company (the “WTMA Common Stock”) determined based on a pre-money enterprise valuation of WaveTech of $150.0 million and a $10.00 price per share of the WTMA Common Stock; and

(iv)   the Company will immediately be renamed WaveTech Group Inc.

Registration Rights Agreement

At the closing of the Business Combination, the Sponsor and certain other investors party thereto (collectively, the “Holders”) will enter into a registration rights agreement (the “Registration Rights Agreement”) with the Company, pursuant to which, among other things, (i) the Company’s existing registrant rights agreement will be terminated, (ii) the Company will file with the SEC a registration statement on Form S-1 registering the resale, pursuant to Rule 415 under the Securities Act, of certain shares of the Company Common Stock and certain other equity securities of the Company held by the Holders as soon as practicable, but in any event within thirty (30) days after the Closing; (iii) the Holders will be entitled to certain demand registration rights in connection with an underwritten shelf takedown offering, in each case subject to certain limitations set forth in the Registration Rights Agreement; and (iv) the Holders have certain piggy-back registration rights, in each case subject to certain limitations set forth in the Registration Rights Agreement.

The foregoing summary of the Registration Rights Agreement does not purport to be complete and is subject to, and qualified in its entirety by, the form of the Registration Rights Agreement, a copy was filed as Exhibit 10.1 to the Current Report on Form 8-K filed with the SEC November 1, 2022 and incorporated by reference herein.

Sponsor Support and Lock-up Agreement

On October 31, 2022, the Company and WaveTech entered into a Sponsor Support and Lock-up Agreement (the “Sponsor Support and Lock-up Agreement”), with the Sponsor and the persons set forth on this Agreement (together with the Sponsor, the “Sponsors”), pursuant to which the Sponsors agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support and Lock-up Agreement and (ii) vote against and withhold consent with respect to any merger, purchase of all or substantially all of the Company’s assets or other business combination transaction (other than the Merger Agreement and the Business Combination).

Under the Sponsor Support and Lock-up Agreement, the Sponsors also agreed not to, without the prior written consent of WaveTech and the board of directors of the Company (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, file (or participate in the filing of) a registration statement with the SEC (other than the Form S-4) or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act, with respect to any shares of the Company Common Stock owned by such Sponsor immediately after the Closing (the “Subject Sponsor Shares”), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Subject Sponsor Shares owned by such Sponsor or (iii) publicly announce any intention to effect any transaction specified in clause (i) or (ii), in each case, until the earlier of (a) 180 days after the Closing and (b) the date on which the closing price per share of the Company Common Stock equals or exceeds $12.50 (subject to adjustment) for any twenty (20) Trading Days (as defined in the Sponsor Support and Lock-up Agreement) within any thirty (30) consecutive Trading Day period.

The foregoing summary of the Sponsor Support and Lock-up Agreement does not purport to be complete and is subject to, and qualified in its entirety by, the Sponsor Support and Lock-up Agreement, a copy was filed as Exhibit 10.2 to the Current Report on Form 8-K filed with the SEC November 1, 2022 and incorporated by reference herein.

Shareholder Support and Lock-up Agreement

On October 31, 2022, the Company and the Sponsor entered into a Shareholder Support and Lock-up Agreement (the “Shareholder Support and Lock-up Agreement”), with WaveTech and certain stockholders of WaveTech (the “Company Stockholders”). Pursuant to the Shareholder Support and Lock-up Agreement, the Company Stockholders agreed to, among other things, provide written consent or vote at any called meeting with respect to the outstanding shares of WaveTech capital stock held by the Company Stockholders adopting the Merger Agreement and related transactions and approving the Business Combination.

Under the Shareholder Support and Lock-up Agreement, the Company Stockholders also agreed not to, without the prior written consent of WaveTech and the board of directors of the Company (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, file (or participate in the filing of) a registration statement with the SEC (other than the Form S-4) or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act, with respect to any shares of the Company Common Stock owned by such Company Stockholder immediately after the Closing (the “Subject Stockholder Shares”), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Subject Stockholder Shares owned by such Company Stockholder or (iii) publicly announce any intention to effect any transaction specified in clause (i) or (ii), in each case, until the earlier of (a) 180 days after the Closing and (b) the date on which the closing price per share of the Company Common Stock equals or exceeds $12.50 (subject to adjustment) for any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period.

The foregoing summary of the Shareholder Support and Lock-up Agreement does not purport to be complete and is subject to, and qualified in its entirety by, the Shareholder Support and Lock-up Agreement, a copy was filed as Exhibit 10.3 to the Current Report on Form 8-K filed with the SEC November 1, 2022 and incorporated by reference herein.